Submission	Mar. 16, 2026
Submission [Line Items]
Central Index Key	0001261166
Registrant Name	NEUBERGER REAL ESTATE SECURITIES INCOME FUND INC.
Registration File Number	333-292863
Form Type	N-2
Submission Type	N-2/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A